Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	$ 1,007,752	$ 817,651	$ 971,090
Total equity	1,163,643	1,047,830	$ 963,724	$ 1,028,883
Total capital	$ 2,171,395	$ 1,865,481
Gearing ratio	46.00%	44.00%